Accrued Expenses	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued Expenses

Note 7 -  Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2013	2012
Accrued professional fees	$81,000	$25,000
Accrued payroll	26,000	64,000
Accrued vacation	76,000	—
Accrued severance	—	42,000
Accrued expense reports	29,000	—
Accrued consulting	—	50,000
Accrued taxes	7,000	—
Accrued other	12,000	1,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	204,000
Total accrued expenses	$266,000	$386,000